Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2024	2023
Computers	$297	$303
Furniture and equipment	27	4
Total property and equipment	324	307
Less: accumulated depreciation	(216)	(208)
Property and equipment, net	$108	$99